Himax Technologies, Inc. (the Parent Company only) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	$ 138,023	$ 184,452	$ 129,829	$ 185,466
Investments in marketable securities available-for-sale	10,879	10,157
Other receivable from related party	3,250	7,150
Total assets	802,055	799,634
Current liabilities	337,199	324,746
Short-term debt	147,000	138,000
Total equity	454,913	468,151	441,341	468,297
Total liabilities and equity	802,055	799,634
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	1,362	759	$ 1,536	$ 372
Investments in marketable securities available-for-sale	4,881	4,399
Other receivable from related party	2,751	7,150
Other current assets	498	976
Investments in subsidiaries and affiliates	753,315	727,903
Total assets	762,807	741,187
Current liabilities	235	284
Short-term debt	147,000	119,000
Debt borrowing from a subsidiary	158,924	154,170
Total equity	456,648	467,733
Total liabilities and equity	$ 762,807	$ 741,187